Post- Employment Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets
Fair value of plan assets, beginning balance	$ (2,832)	$ (2,663)
Interest income	55	50
Employer contributions	403	333
Employee contributions	403	333
Currency translation effects	(119)	46
Remeasurements: return on plan assets (excluding interest income)	13	25
Fair value of plan assets, ending balance	(3,099)	(2,832)
Plan assets [Member]
Change in plan assets
Fair value of plan assets, beginning balance	6,369	5,102
Interest income	55	50
Employer contributions	403	333
Employee contributions	403	333
Net benefits paid	1,604	643
Currency translation effects	284	(117)
Remeasurements: return on plan assets (excluding interest income)	13	25
Fair value of plan assets, ending balance	$ 9,131	$ 6,369